Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Accrued professional fee	$ 120	$ 353
Accrued payroll	13	13
Surcharges payable	82
Other current liabilities	20
Total accrued expenses and other payables	$ 235	$ 366